Share Based Compensation - Summary of Nonvested Share Activity (Details) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Number of Options, Unvested options at beginning of the period	270	335
Number of Options, Granted	1,700	1,700
Number of Options, Vested	(463)	(1,676)
Number of Options, Expired/forfeited	0	(89)
Number of Options, Unvested options at end of the period	1,507	270
Weighted Average Grant Date Fair Value per share, Unvested options at beginning of the period	$ 5.79	$ 1.2
Weighted Average Grant Date Fair Value per share, Granted	6.26	4.65
Weighted Average Grant Date Fair Value per share, Vested	4.65	3.79
Weighted Average Grant Date Fair Value per share, Expired/forfeited	0	4.35
Weighted Average Grant Date Fair Value per share, Unvested options at end of the period	$ 6.05	$ 5.79